Property and Equipment - Summary of Leased Property and Equipment under Capital and Financing Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Capital Leases-Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross asset balance	$ 2,796	$ 2,796
Accumulated depreciation	(703)	(284)
Net	2,093	2,512
Capital Leases-Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross asset balance	857	781
Accumulated depreciation	(420)	(162)
Net	437	619
Financing leases [Member]
Property, Plant and Equipment [Line Items]
Gross asset balance	71,034	48,510
Accumulated depreciation	(3,674)	(2,003)
Net	$ 67,360	$ 46,507